Contract Costs - Schedule of Contract Costs (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Sales commissions [member]
Disclosure of detailed information about contract costs [line items]
Capitalized sales commissions recognized in profit or loss	¥ 1,642
Capitalized sales commissions expected to recovered after more than one year	683
Direct incremental costs for activating broadband and IPTV subscribers [member]
Disclosure of detailed information about contract costs [line items]
Capitalized direct incremental costs for activating broadband and IPTV subscribers expected to recovered after more than one year	1,417
Capitalized direct incremental costs for activating broadband and IPTV subscribers recognized in profit or loss	¥ 4,044